Commitments and Contingencies - Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 939
2015	754
2016	526
2017	334
Total minimum lease payments	$ 2,553